PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets
Prepaid expenses and other current assets consist of the following:

		As of December 31,
		2016	2017
		US$	US$

Advance to suppliers		7,124,222	1,248,701
Other receivables, net	(i)	286,333	228,436
Prepaid rental expenses and other deposits		625,726	124,863
Advance to employees		215,574	118,052
Other current assets		425,775	525,736
		8,677,630	2,245,788

(i)
In circumstances where a supplier defaults, and where the Group is asserting a breach of contract and seeking monetary recovery of the remaining deposit from the supplier, the Group reclassifies the respective advance to suppliers to other receivables within “Prepaid expenses and other current assets” in the consolidated balance sheets.